Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions	Apr. 14, 2022 USD ($)	Jan. 27, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 757,215	$ 678,306	$ 526,760	$ 335,078
Execution of Loan agreement [Member] | Corporacion Andina de Fomento [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity		December 30, 2024
Borrowings		$ 300.0
Execution of Loan agreement [Member] | Corporacion Andina de Fomento [Member] | Tranche A Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		37.5
Execution of Loan agreement [Member] | Corporacion Andina de Fomento [Member] | Tranche B Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 262.5
Petersen and Eton Park actions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total claim for damages	$ 15,900.0
Direct damages amount	8,400.0
Ancillary claims and pre-judgement interest amount	$ 7,500.0